Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Invesco Exchange-Traded Fund Trust II and Shareholders of each of the sixty-four funds listed in Appendix A

In planning and performing our audit of the financial statements of each of the funds listed in

Appendix A (sixty-four of the funds constituting Invesco Exchange-Traded Fund Trust II, referred to hereafter as the “Funds”) as of August 31, 2019 and for each of the periods indicated in Appendix A, in accordance with the standards of the Public Company Accounting Oversight Board (United States) (PCAOB), we considered the Funds’ internal control over financial reporting, including controls over safeguarding securities, as a basis for designing our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-CEN, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we do not express an opinion on the effectiveness of the Funds’ internal control over financial reporting.

The management of the Funds is responsible for establishing and maintaining effective internal control over financial reporting. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. A fund’s internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles. A fund’s internal control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the fund; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures of the fund are being made only in accordance with authorizations of management and directors of the fund; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use or disposition of a fund’s assets that could have a material effect on the financial statements.

Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

A deficiency in internal control over financial reporting exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis. A material weakness is a deficiency, or a combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the fund’s annual or interim financial statements will not be prevented or detected on a timely basis.

Our consideration of the Funds’ internal control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control over financial reporting that might be material weaknesses under standards established by the PCAOB. However, we noted no deficiencies in the Funds’ internal control over financial reporting and their operation, including controls over safeguarding securities, that we consider to be material weaknesses as defined above as of August 31, 2019.

This report is intended solely for the information and use of the Board of Trustees of Invesco Exchange-Traded Fund Trust II and the Securities and Exchange Commission and is not intended to be and should not be used by anyone other than these specified parties.

/s/ PricewaterhouseCoopers LLP

Chicago, Illinois

October 25, 2019

Appendix A

Fund Name
Invesco S&P High Income Infrastructure ETF	(b)
Invesco Shipping ETF	(b)
Invesco Solar ETF	(b)
Invesco 1-30 Laddered Treasury ETF	(b)
Invesco California AMT-Free Municipal Bond ETF	(b)
Invesco CEF Income Composite ETF	(b)
Invesco Fundamental High Yield® Corporate Bond ETF	(b)
Invesco Fundamental Investment Grade Corporate Bond ETF	(b)
Invesco LadderRite 0-5 Year Corporate Bond ETF	(b)
Invesco National AMT-Free Municipal Bond ETF	(b)
Invesco New York AMT-Free Municipal Bond ETF	(b)
Invesco Preferred ETF	(b)
Invesco Taxable Municipal Bond ETF	(b)
Invesco Treasury Collateral ETF	(b)
Invesco Variable Rate Preferred ETF	(b)
Invesco VRDO Tax-Free Weekly ETF	(b)
Invesco Senior Loan ETF	(b)
Invesco DWA SmallCap Momentum ETF	(b)
Invesco DWA Tactical Multi-Asset Income ETF	(b)
Invesco DWA Tactical Sector Rotation ETF	(b)
Invesco S&P SmallCap Consumer Discretionary ETF	(b)
Invesco S&P SmallCap Consumer Staples ETF	(b)
Invesco S&P SmallCap Energy ETF	(b)
Invesco S&P SmallCap Financials ETF	(b)
Invesco S&P SmallCap Health Care ETF	(b)
Invesco S&P SmallCap Industrials ETF	(b)
Invesco S&P SmallCap Information Technology ETF	(b)
Invesco S&P SmallCap Materials ETF	(b)
Invesco S&P SmallCap Utilities & Communication Services ETF	(b)
Invesco KBW Bank ETF	(b)
Invesco KBW High Dividend Yield Financial ETF	(b)
Invesco KBW Premium Yield Equity REIT ETF	(b)
Invesco KBW Property & Casualty Insurance ETF	(b)
Invesco KBW Regional Banking ETF	(b)
Invesco Russell 1000 Enhanced Equal Weight ETF	(b)
Invesco Russell 1000 Equal Weight ETF	(b)

Invesco Russell 1000 Low Beta Equal Weight ETF	(b)
Invesco S&P 500 Enhanced Value ETF	(b)
Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF	(b)
Invesco S&P 500® High Beta ETF	(b)
Invesco S&P 500® High Dividend Low Volatility ETF	(b)
Invesco S&P 500® Low Volatility ETF	(b)
Invesco S&P 500 Minimum Variance ETF	(b)
Invesco S&P 500 Momentum ETF	(b)
Invesco S&P MidCap Low Volatility ETF	(b)
Invesco S&P SmallCap High Dividend Low Volatility ETF	(b)
Invesco S&P SmallCap Low Volatility ETF	(b)
Invesco S&P SmallCap Quality ETF	(b)
Invesco PureBetaSM MSCI USA ETF	(b)
Invesco PureBetaSM MSCI USA Small Cap ETF	(b)
Invesco PureBetaSM US Aggregate Bond ETF	(b)
Invesco Global ESG Revenue ETF	(a)
Invesco Global Revenue ETF	(a)
Invesco S&P 500 Revenue ETF	(a)
Invesco S&P Financials Revenue ETF	(a)
Invesco S&P MidCap 400 Revenue ETF	(a)
Invesco S&P SmallCap 600 Revenue ETF	(a)
Invesco S&P Ultra Dividend Revenue ETF	(a)
Invesco Russell 1000® Low Volatility Factor ETF	(a)
Invesco Russell 1000® Momentum Factor ETF	(a)
Invesco Russell 1000® Quality Factor ETF	(a)
Invesco Russell 1000® Size Factor ETF	(a)
Invesco Russell 1000® Value Factor ETF	(a)
Invesco Russell 1000® Yield Factor ETF	(a)

(a)	For the period July 1, 2019 through August 31, 2019
(b)	For the year ended August 31, 2019

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